                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5875
                      (Investment Company Act File Number)

                        THE CROWLEY PORTFOLIO GROUP, INC.
               (Exact Name of Registrant as Specified in Charter)

                   3201-B MILLCREEK ROAD, WILMINGTON, DE 19808
                    (Address of Principal Executive Offices)

                                 (302) 994-4700
                         (Registrant's Telephone Number)

ROBERT A. CROWLEY, PRESIDENT             COPY TO:
THE CROWLEY PORTFOLIO GROUP, INC.        BRUCE G. LETO, ESQ.
3201-B MILLCREEK ROAD                    STRADLEY, RONON, STEVENS & YOUNG, LLP
WILMINGTON, DE 19808                     2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)  PHILADELPHIA, PA 19103-7098

         FISCAL YEAR END:           NOVEMBER 30

         DATE OF REPORTING PERIOD:  NOVEMBER 30, 2004

ITEM 1:  REPORT TO STOCKHOLDERS.

                          ANNUAL REPORT TO SHAREHOLDERS

                     FOR FISCAL YEAR ENDED NOVEMBER 30, 2004

                        THE CROWLEY PORTFOLIO GROUP, INC.
                          The Crowley Income Portfolio
                  The Crowley Diversified Management Portfolio

                                                         CROWLEY & CROWLEY CORP.
                                                           3201-B MILLCREEK ROAD
                                                      WILMINGTON, DELAWARE 19808
                                                                  (302) 994-4700
                                                              FAX (302) 994-9495

                        THE CROWLEY PORTFOLIO GROUP, INC.
                          The Crowley Income Portfolio
                  The Crowley Diversified Management Portfolio

Dear Shareholder:

We are pleased to present you with the Annual  Report for The Crowley  Portfolio
Group,  Inc. The report contains  information  regarding both The Crowley Income
Portfolio and The Crowley Diversified  Management Portfolio (each, a "Portfolio"
and,  collectively,  the  "Portfolios").  The Portfolios had combined  assets of approximately  16.9 million dollars as of November 30, 2004. There are currently
300 active accounts.

The  Crowley  Income  Portfolio  had a net asset value of $10.38 per share as of
November  30, 2004 and had a total  return of 3.76% for the period  November 30,
2003  through  November 30, 2004.  As of November 30, 2004,  The Crowley  Income
Portfolio had  investments  in 52 individual  issues.  No individual  investment comprised  more  than 5% of the  Portfolio,  while  corporate  bonds  and  notes comprised  91.66% of the overall  portfolio.  The remaining assets were invested
Government  Agency  Bonds  2.66% and the  balance  in cash and cash  equivalents
5.68%. The Crowley Income Portfolio continues to be invested to maximize current income,  consistent with prudent risk.  Management  believes that interest rates will  continue  to  increase  during the first half of 2005.  If  management  is correct,  total returns should remain  positive,  but at modest levels.  Current income as reflected in the December 31, 2003 year-end distribution was $0.50 per share.

The Crowley Diversified Management Portfolio had a net asset value of $10.57 per share as of November  30,  2004 and had a total  return of 10.10% for the period
November 30, 2003 through November 30, 2004. The Crowley Diversified  Management
Portfolio had approximately 5.6 million dollars in net assets as of November 30,
2004. As of November 30, 2004,  approximately  98.1% of The Crowley  Diversified
Management  Portfolio was invested in a portfolio of 22 mutual funds diversified over  7  different  investment  classifications.  The  largest  portion  of  the
Portfolio's assets was invested in funds included in the Growth category 38.13%, followed by:  Growth/Income  19.00%,  Aggressive  Growth 11.54%,  Foreign Equity
10.52%,  Balanced 9.52%,  Health Care 6.56% and Global Equity 2.79%.  Management
currently intends to invest the Portfolio's  assets with a greater allocation to equities,  while  continuing  to use  mutual  funds as the  Portfolio's  primary investment vehicle.  Management  continues to believe that equity investing will outperform other investment alternatives in the year 2005.

The enclosed  report has been  audited and  contains a list of each  Portfolio's investments as of November 30, 2004.

Sincerely,

Robert A. Crowley, CFA
President
January 28, 2005

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Crowley Income Portfolio
----------------------------

The line graph depicted below for The Crowley Income  Portfolio  illustrates the performance of $10,000 in The Crowley  Income  Portfolio for the past ten fiscal years as compared to a broad-based index. The calculations  depicted in the line graph assume a reinvestment of all distributions.

[OBJECT OMITTED]

Year Ending     The Crowley             Lehman Gov./Corp
November        Income Portfolio        Index
-----------     ----------------        ----------------
1995               $14,290                   $14,783
1996               $14,884                   $15,621
1997               $15,976                   $16,777
1998               $17,099                   $18,266
1999               $17,256                   $18,780
2000               $18,174                   $20,239
2001               $17,998                   $19,062
2002               $16,963                   $19,388
2003               $17,806                   $18,918
2004               $17,729                   $19,807

              PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

     AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDING NOVEMBER 30, 2004)

                                     PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
                                     -----------    ------------   -------------
The Crowley Income Portfolio            3.76%           5.92%          5.89%

Lehman Brothers Intermediate            3.23%           6.99%          7.05%
Government/Corporate Index

The line graph  illustrates the past performance of The Crowley Income Portfolio as compared to the Lehman Brothers Intermediate  Government/Corporate Index. The
Lehman Brothers Intermediate Government/Corporate index is an unmanaged index of government and corporate  fixed-rate debt issues with maturities between one and ten years.  You should  remember that unlike The Crowley Income  Portfolio,  the
Lehman Brothers  Intermediate  Government/Corporate  Index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling and holding  securities.  The chart  illustrates that a $10,000 investment  on December 1, 1994 would be worth  $17,729 as of November  30, 2004 for The Crowley Income Portfolio. The same investment would be worth $19,807 for the Lehman Brothers Intermediate Government/Corporate Index through November 30,
2004. The average  annual total return table for The Crowley  Income  Portfolio, which appears  above,  illustrates  that the average annual total return for The
Crowley Income Portfolio for the one, five, and ten year periods, respectively.

Sources: LEHMAN BROTHERS INC.

The objective of The Crowley  Income  Portfolio is to maximize  current  income, consistent  with prudent risk. The Crowley Income  Portfolio has the flexibility to invest in several  types of fixed  income  vehicles  but the  majority of its investments must be, by definition,  investment grade,  which means they must be in one of the four top  ratings of  certain  nationally  recognized  statistical rating organizations. Since inception, The Crowley Income Portfolio has invested a predominate  amount of its assets in high quality corporate bonds,  government and government  agency bonds. By investing in such debt securities,  The Crowley
Income  Portfolio has been able to reduce its exposure to the risk of default by any one issuer.

A second area of risk  management  has been through the use of maturity  length.
Over the  past  several  years,  the  investment  advisor  has  taken a short to intermediate approach to maturities  (approximately 1 to 10 years). By selecting bonds that  mature or are  callable in several  years,  the  investment  advisor attempts  to control  the price  volatility  of  investments  within The Crowley
Income Portfolio.  This should add an element of downside risk protection in the event that interest rates were to rise.

As of November 30, 2004, the dollar weighted average maturity was  approximately
5.8 years,  as compared to 6.20 years as of November  30, 2003.  The  investment advisor has eliminated The Crowley  Income  Portfolio's  investment in preferred stocks.  The Crowley Income Portfolio had a total return of 3.76% for the fiscal year ended November 30, 2004. By comparison,  the Lehman  Brothers  Intermediate
Government/Corporate  Index  had an  investment  return  of  3.23%  for the same period. This index may be comparable to The Crowley Income Portfolio,  depending on maturity and duration during a given period.

The Crowley Diversified Management Portfolio
--------------------------------------------

The line graph depicted below for The Crowley Diversified  Management Portfolio, illustrates  the  performance of $10,000 in The Crowley  Diversified  Management
Portfolio  from its  inception  on April 3, 1995,  as compared to a  broad-based index. The calculations  depicted in the line graph assume a reinvestment of all distributions.

[OBJECT OMITTED]

                  The Crowley Diversified          S&P 500
Period Ending     Management Portfolio              Index
-------------     -----------------------      ----------------
Apr. 1995                $10,000                  $10,000
Nov. 1995                $10,710                  $12,724
Nov. 1996                $12,196                  $16,064
Nov. 1997                $13,616                  $20,641
Nov. 1998                $14,310                  $26,147
Nov. 1999                $16,419                  $31,410
Nov. 2000                $15,401                  $29,788
Nov. 2001                $12,581                  $16,132
Nov. 2002                $10,237                  $18,191
Nov. 2003                $12,264                  $20,559
Nov. 2004                $13,037                  $27,535

              PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

     AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDING NOVEMBER 30, 2004)

                                                                             SINCE INCEPTION
                                                  PAST 1 YEAR   PAST 5 YEARS   (APR., 1995)
                                                  -----------   ------------   ------------
The Crowley Diversified Management Portfolio        10.10%         -4.51%          2.78%

S&P 500(R)Index                                     13.67%         -2.07%         11.03%

The line graph  illustrates  the past  performance  for The Crowley  Diversified
Management Portfolio as compared to the S&P 500(R) Index ("S&P 500(R)"). The S&P
500(R) is an unmanaged  capitalization-weighted  index of 500 stocks designed to measure  performance  of the  broad  domestic  economy  through  changes  in the aggregate  market value of 500 stocks  representing  all major  industries.  You should remember that unlike The Crowley Diversified  Management  Portfolio,  the
S&P 500(R) is  unmanaged  and does not reflect the actual  costs of  operating a mutual fund, such as the costs of buying, selling and holding securities.

The chart illustrates that a $10,000 investment on April 3, 1995 would have been worth $13,307 for The Crowley Diversified  Management  Portfolio and $27,535 for
the S&P  500(R)through  November 30, 2004. The average annual total return table
for  The  Crowley  Diversified   Management  Portfolio,   which  appears  above,
illustrates  that the average  annual total  return for The Crowley  Diversified
Management Portfolio for the one, five, and ten year periods, respectively.

Sources: STANDARD AND POOR'S CORPORATION

The Crowley Diversified  Management Portfolio seeks high total return consistent with  reasonable  risk. The Crowley  Diversified  Management  Portfolio  invests primarily in shares of other registered investment companies.  Although there is not a readily available index for similar  portfolios,  which might be labeled a
"Flexible Portfolio Funds Index," The Crowley Diversified  Management  Portfolio
is being  compared to the S&P 500(R).  During the fiscal year ended November 30,
2004, The Crowley Diversified Management Portfolio had a total return of 10.10%.
During the same period, the S&P 500(R) had a total return of 13.67%.

                                SECTOR ALLOCATION

The SEC  adopted  a  requirement  that all funds  present  their  categories  of portfolio  holdings  in a table,  chart,  or graph  format in their  annual  and semiannual reports to shareholders, regardless whether a schedule of investments is  included  in the  reports.  The  following  table  lists the  categories  of portfolio  holdings  as a  percent  of  total  net  assets  and is  provided  in compliance with such requirement.

The Crowley Income Portfolio
----------------------------

As depicted in the table below,  corporate bonds and notes  comprised  91.66% of the overall portfolio for The Crowley Income Portfolio:

SECTOR                                               PERCENTAGE OF NET ASSETS
Corporate Bonds and Notes                                    91.66%
     Auto and Truck                                          17.00%
     Banking                                                  0.94%
     Chemical (Basic)                                         1.41%
     Computer Services                                        4.29%
     Consumer Products                                        0.95%
     Cruise Lines                                             3.59%
     Diversified Company                                      5.21%
     Diversified Media Company                                1.30%
     Electronics Distribution                                 1.44%
     Financial Services                                      17.10%
     Hotel/Gaming Industry                                    4.82%
     Insurance (Diversified)                                  5.45%
     Medical Supplies & Savings                               4.84%
     Miscellaneous Manufacturer                               1.86%
     Oil Industry                                             5.25%
     Pharmaceutical Industry                                  2.48%
     Retail Store Industry                                    7.05%
     Telecommunications Service Industry                      6.68%
Government Agency Bonds                                       2.66%
Cash and Cash Equivalents                                     5.68%

Crowley Diversified Management Portfolio
----------------------------------------

As of November  30,  2004,  The Crowley  Diversified  Management  Portfolio  had
investments in 22 mutual funds in 7 different fund  categories or "sectors." The categories of investment  companies in which The Crowley Diversified  Management
Portfolio was invested as of that date are listed in the table below.

SECTOR                                            PERCENTAGE OF NET ASSETS
Aggressive Growth                                         11.54%
Balanced                                                   9.52%
Foreign Equity                                            10.52%
Global Equity                                              2.79%
Growth                                                    38.13%
Growth and Income                                         19.00%
Healthcare                                                 6.56%
Cash and Cash Equivalents                                  1.94%

                     DISCLOSURE OF PORTFOLIO (FUND) EXPENSES

It is important  for you to understand  the impact of costs on your  investment.
Like all  mutual  funds,  the  Portfolios  each have  operating  expenses.  As a shareholder  of a Portfolio,  you incur ongoing  costs,  which include costs for portfolio management,  administrative  services and shareholder reports (such as this Annual Report),  among other types of expenses.  Operating expenses,  which are deducted from a Portfolio's  gross income,  directly  reduce the  investment return of a Portfolio.

A Portfolio's  expenses are expressed as a percentage of its average net assets.
This figure is known as the expense ratio.  The following  examples are intended to help you  understand the ongoing costs (in dollars) of investing in your fund and to compare  these costs with those of other mutual  funds.  The examples are based on an  investment  of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund's costs in two ways:

     o    BASED ON ACTUAL RETURN.  This section helps you to estimate the actual expenses  that you paid over the period.  The "Ending  Account  Value"
          shown is derived from the  Portfolio's  actual  return,  and the third column  shows  the  dollar  amount  that  would  have  been paid by an investor  who started  with $1,000 in the  Portfolio.  You may use the information here,  together with the amount you invested,  to estimate the expenses that you paid over the period.

          To do so, simply  divide you account  value by $1,00 (for example,  an
          $8,600  account  value  divided by $1,000 = 8.6),  then  multiply  the result by the  number  given  for your  Portfolio  under  the  heading
          "Expenses Paid During Period."

     o    BASED ON  HYPOTHETICAL  5% YEARLY RETURN.  This section is intended to help you compare a Portfolio's costs with those of other mutual funds.
          It  assumes  that the  Portfolio  had a  yearly  return  of 5%  before
          expenses,   but  that  the  expense  ratio  is   unchanged.   In  this
          case--because   the  return  used  is  not  the   Portfolio's   actual
          return--the  results  do not  apply to your  investment.  Because  the
          Securities  and  Exchange  Commission  requires  all  mutual  funds to calculate  expenses based on a 5% return,  the  hypothetical 5% return example is useful in making comparisons  between a Portfolio and other mutual funds.

      Expense information as of the six months ended on November 30, 2004:
       -------------------------------------------------------------------

-------------------------------- ------------------ -------------------- ---------------------------
                                  BEGINNING ACCOUNT ENDING ACCOUNT VALUE
  THE CROWLEY INCOME PORTFOLIO   VALUE MAY 31, 2004    NOV. 30, 2004     EXPENSES PAID DURING PERIOD
-------------------------------- ------------------ -------------------- ---------------------------
Based on Actual Fund Return           $1,000.00          $1,043.80                $7.98
-------------------------------- ------------------ -------------------- ---------------------------
Based on Hypothetical 5% Yearly
Return                                $1,000.00          $1,017.15                $7.92
-------------------------------- ------------------ -------------------- ---------------------------

------------------------------- ------------------ -------------------- ---------------------------
     THE CROWLEY DIVERSIFIED    BEGINNING ACCOUNT  ENDING ACCOUNT VALUE
       MANAGEMENT PORTFOLIO     VALUE MAY 31, 2004    NOV. 30, 2004     EXPENSES PAID DURING PERIOD
------------------------------- ------------------ -------------------- ---------------------------
Based on Actual Fund Return        $1,000.00           $1,052.70                 $11.44
------------------------------- ------------------ -------------------- ---------------------------
Based on Hypothetical 5% Yearly
Return                             $1,000.00           $1,013.85                 $11.23
------------------------------- ------------------ -------------------- ---------------------------

The  calculations  are based on expenses  incurred in the most recent  six-month period.  The Crowley Income Portfolio's  annualized  six-month expense ratio for that  period  is  1.57%  and  The  Crowley  Diversified  Management  Portfolio's
annualized  six-month expense ratio for that period is 2.23%. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average  account value over the period,  multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent  12-month  period.  You can assess a Portfolio's  costs by comparing this hypothetical  example with the hypothetical  examples that appear in shareholder reports of other mutual funds.

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2004
---------------------------------------------------------------------------------
                                                                         MARKET
                                                       PERCENT OF         VALUE
PAR VALUE                                              NET ASSETS      (NOTE 1-A)
---------                                              ----------      ----------
                  CORPORATE BONDS & NOTES
                  -----------------------
                  AUTO & TRUCK
                     Daimler Chrysler Corp. Note
$ 250,000               4.75%, 01/15/08                   2.26%        $ 254,250
  250,000               6.85%, 10/15/11                   2.39           269,125

                     Ford Holdings
  500,000               7.350%, 11/07/11                  4.44           500,600
  200,000               7.375%, 10/28/09                  1.88           212,000
                     General Motors Corp.
  200,000               7.200%, 01/15/11                  1.82           205,560
                     General Motors Nora Financial
  450,000               6.850%, 10/15/08                  4.21           473,850
                                                       -------         ---------
                                                         17.00         1,915,385
                                                       -------         ---------
                  BANKING
                     Banque Paribas New York
   95,000               6.875%, 03/01/09                   .94           105,403
                                                       -------         ---------
                  CHEMICAL (BASIC)
                     Union Carbide Corp. Note
  150,000               6.700%, 4/01/09                   1.41           158,625
                                                       -------         ---------
                  COMPUTER SERVICES
                     Electronic Data Systems Corp.
  450,000               7.125%, 10/15/09                  4.29           482,895
                                                       -------         ---------
                  CONSUMER PRODUCTS
                     American Greetings Corp.
  100,000               6.10%, 08/01/28                    .95           107,250
                                                       -------         ---------
                  CRUISE LINES
                     Carnival Corp. Note
   82,000               7.050%, 05/15/05                   .74            83,845
                     Royal Caribbean Cruises
  300,000               7.000%, 10/15/07                  2.85           321,000
                                                       -------         ---------
                                                          3.59           404,845
                                                       -------         ---------
                  DIVERSIFIED COMPANY
                     American Standard, Inc.
  250,000               7.375%, 04/15/05                  2.25           253,850
  100,000               7.375%, 02/01/08                   .97           109,584
                     Raychem Corp. Note
  200,000               8.200%, 10/15/08                  1.99           223,690
                                                       -------         ---------
                                                          5.21           587,124
                                                       -------         ---------

                  DIVERSIFIED MEDIA COMPANY
  150,000            Clear Channel Communication Note
                        4.400%, 05/15/11                  1.30           146,701
                                                       -------         ---------

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

NOVEMBER 30, 2004
---------------------------------------------------------------------------------
                                                                         MARKET
                                                       PERCENT OF         VALUE
PAR VALUE                                              NET ASSETS      (NOTE 1-A)
---------                                              ----------      ----------
                  CORPORATE BONDS & NOTES
                  -----------------------
                  ELECTRONICS DISTRIBUTION
                     Avnet Inc.
$ 150,000               8.000%, 11/15/06                  1.44%      $  162, 225
                                                       -------       -----------
                  FINANCIAL SERVICES
                     CIT Group Inc. Medium Term Note
  200,000               4.750%, 12/15/10                  1.82           205,814
                     Duke Capital Corp.
  275,000               7.500%, 10/01/09                  2.76           311,206
  200,000               6.250%, 02/15/13                  1.90           213,664
                     Household Finance Corp.
  200,000               6.500%, 11/15/08                  1.93           217,982
                     International Lease Finance Corp.
  200,000               5.875%, 05/01/13                  1.86           210,080
                     Lloyds T&B Bank PLC Euro
                      Medium Term Note
  150,000               7.00%,  07/30/2018                1.29           145,125
                     Morgan Stanley Group
  200,000               7.000%, 10/01/13                  2.01           226,242
                     PXRE Capital Trust Note
   70,000               8.850%, 02/01/27                   .65            72,870
                     Tiers Principal Protected
  300,000               8.850%, 02/15/27                  2.88           324,450
                                                       -------       -----------
                                                         17.10         1,927,433
                                                       -------       -----------
                  HOTEL/GAMING INDUSTRY
                     ITT Corp.
  200,000               6.750%, 11/15/05                  1.84           207,700
                     Harris Operating Company
  150,000               8.000%, 02/01/11                  1.55           173,895
                     Hilton Hotels Corp.
  150,000               7.950%, 04/15/07                  1.43           161,400
                                                       -------       -----------
                                                          4.82           542,995
                                                       -------       -----------
                  INSURANCE (DIVERSIFIED)
                     American Financial Group
  121,000               7.125%, 04/15/09                  1.15           129,466
                     Marsh & McLennan Inc. Note
  100,000               6.250%, 03/15/12                   .92           103,068
                     Stancorp Financial Group Note
  110,000               6.875%, 10/01/12                  1.07           121,031
                     Unitrin, Inc. Senior Note
  250,000               5.750%, 07/01/07                  2.31           260,488
                                                       -------       -----------
                                                          5.45           614,053
                                                       -------       -----------
                  MEDICAL SUPPLIES & SAVINGS
                     Bausch & Lomb, Inc.
  250,000               6.950%, 11/15/17                  2.37           266,925

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

NOVEMBER 30, 2004
---------------------------------------------------------------------------------
                                                                         MARKET
                                                       PERCENT OF         VALUE
PAR VALUE                                              NET ASSETS      (NOTE 1-A)
---------                                              ----------      ----------
                  CORPORATE BONDS & NOTES
                  -----------------------
                     Medco Health Solutions, Inc.
                      Senior Note
$ 250,000               7.250%, 08/15/13                  2.47%      $   278,438
                                                       -------       -----------
                                                          4.84           545,363
                                                       -------       -----------
                  MISCELLANEOUS MANUFACTURER
                     Acuity Brands
  200,000               6.000%, 02/01/09                  1.86           209,542
                                                       -------       -----------

                  OIL INDUSTRY
                     Enron Oil & Gas Note
  155,000               6.500%, 12/01/07                  1.49           168,175
                     National Fuel Gas
  100,000               6.000%, 03/01/09                   .95           107,111
                     Seacor Smit Inc. Note
   98,000               7.200%, 09/15/09                   .95           106,442
                     Velero Logistics
  200,000               6.050%, 03/15/13                  1.86           210,138
                                                       -------       -----------
                                                          5.25           591,866
                                                       -------       -----------
                  PHARMACEUTICAL INDUSTRY
                     American Home Products Note
  250,000               6.950%, 03/15/11                  2.48           278,935
                                                       -------       -----------

                  RETAIL STORE INDUSTRY
                     Sears Roebuck Acceptance Corp. Note
  150,000               6.700%, 11/15/06                  1.39           156,600
  100,000               6.125%, 01/15/06                   .90           102,130
   60,000               7.300%, 12/15/09                   .53            60,000
  250,000               6.250%, 05/01/09                  2.30           258,800
  100,000               7.000%, 02/01/11                   .94           105,650
                     Tricon Global Restaurants
  100,000               7.650%, 05/15/08                   .99           111,481
                                                       -------       -----------
                                                          7.05           794,661
                                                       -------       -----------
                  TELECOMMUNICATIONS SERVICE INDUSTRY
                     Ametek, Inc.
   95,000               7.200%, 07/15/08                   .91           102,600
                     GTE North, Inc.
  250,000               6.375%, 02/15/10                  2.36           265,650
                     Motorola, Inc.
  150,000               7.625%, 11/15/10                  1.54           173,650
                     New York Telephone Co.
  200,000               6.000%, 04/15/08                  1.87           210,500
                                                       -------       -----------
                                                          6.68           752,400
                                                       -------       -----------
                     TOTAL CORPORATE BONDS & NOTES
                     (COST $10,097,756)                  91.66        10,327,701
                                                       -------       -----------

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

NOVEMBER 30, 2004
---------------------------------------------------------------------------------
                                                                         MARKET
                                                       PERCENT OF         VALUE
PAR VALUE                                              NET ASSETS      (NOTE 1-A)
---------                                              ----------      ----------
                  CORPORATE BONDS & NOTES
                  -----------------------

                  GOVERNMENT AGENCY BONDS
      300,000        Federal Home Loan Mortgage Corporation
                        5.310%, 03/24/14                  2.66%      $   300,000
                                                       -------       -----------

                     TOTAL GOVERNMENT AGENCY BONDS
                      (Cost $300,000)                     2.66           300,000
                                                       -------       -----------

                     TOTAL INVESTMENTS
                      (COST $10,397,756)(a)              94.32        10,627,701
                     OTHER ASSETS LESS LIABILITIES        5.68           640,568
                                                       -------       -----------
                     NET ASSETS                         100.00%      $11,268,269
                                                       =======       ===========

                    (A)  AGGREGATE  COST FOR  FEDERAL  INCOME  TAX  PURPOSES  IS
                    $10,468,830.

                    At November 30, 2004, unrealized appreciation (depreciation)
                    of securities for federal income tax purposes is as follows:

                     Unrealized appreciation                         $   216,044
                     Unrealized (depreciation)                          (57,173)
                                                                     -----------
                     NET UNREALIZED APPRECIATION                     $   158,871
                                                                     ===========

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2004
---------------------------------------------------------------------------------
                                                                         MARKET
NUMBER OF                                              PERCENT OF         VALUE
 SHARES                                                NET ASSETS      (NOTE 1-A)
---------                                              ----------      ----------
                  GENERAL EQUITY FUNDS
                  --------------------
                  AGGRESSIVE GROWTH
    7,962            American Century Ultra               4.03%      $   225,963
    9,362            Strong Opportunity                   7.51           421,646
                                                       -------       -----------
                                                         11.54           647,609
                                                       -------       -----------
                  BALANCED
   11,509            Columbia Balanced                    4.26           238,930
    3,733            Dodge & Cox Balanced                 5.26           295,316
                                                       -------       -----------
                                                          9.52           534,246
                                                       -------       -----------
                  GROWTH
   10,404            Credit Suisse Capital Appreciation   2.96           166,361
    8,249            Dreyfus Disciplined                  4.61           258,759
   10,121            Harbor Capital Appreciation          5.01           281,167
    5,633            Invesco Dynamics                     1.59            89,065
    2,634            Nicholas                             2.74           153,498
    6,202            Strong Growth                        2.06           115,416
    9,565            T. Rowe Price Dividend Growth        3.80           213,102
   10,721            T. Rowe Price Blue Chip              5.73           321,736
    7,510            T. Rowe Price Mid Cap                6.56           368,496
    5,257            White Oak Growth                     3.07           172,263
                                                       -------       -----------
                                                         38.13         2,139,863
                                                       -------       -----------
                  GROWTH/INCOME
    8,198            American Century Growth & Income     4.34           243,797
    3,787            Dodge & Cox Stock                    8.70           488,058
   11,130            Vanguard Growth & Income             5.96           334,131
                                                       -------       -----------
                                                         19.00         1,065,986
                                                       -------       -----------
                  HEALTHCARE
    2,954            Vanguard Healthcare                  6.56           368,216
                                                       -------       -----------

                  INTERNATIONAL/FOREIGN EQUITY
   18,905            American Century International
                      Equity                              2.96           166,173
    5,528            Managers International Equity        4.52           254,004
    6,440            Scudder Greater Europe               3.04           170,411
                                                       -------       -----------
                                                         10.52           590,588
                                                       -------       -----------

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

NOVEMBER 30, 2004
---------------------------------------------------------------------------------
                                                                         MARKET
NUMBER OF                                              PERCENT OF         VALUE
 SHARES                                                NET ASSETS      (NOTE 1-A)
---------                                              ----------      ----------
                  INTERNATIONAL EQUITY FUNDS
                  --------------------------
                  GLOBAL EQUITY
    9,512            Gabelli Global Telecommunications    2.79%      $   156,759
                                                       -------       -----------

                  TOTAL INVESTMENTS (COST $5,846,305)(a) 98.06         5,503,267
                  OTHER ASSETS LESS LIABILITIES           1.94           108,716
                                                       -------       -----------
                  NET ASSETS                            100.00%      $ 5,611,983
                                                       =======       ===========

                    (A)  AGGREGATE  COST FOR  FEDERAL  INCOME  TAX  PURPOSES  IS
                    $5,846,305.

                    At November 30, 2004, unrealized appreciation (depreciation)
                    of securities for federal income tax purposes is as follows:

                     Unrealized appreciation                         $   399,526
                     (Unrealized depreciation)                         (742,564)
                                                                     -----------
                     NET UNREALIZED DEPRECIATION                     $ (343,038)
                                                                     ===========

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     DIVERSIFIED
                                                    INCOME            MANAGEMENT
                                                   PORTFOLIO          PORTFOLIO
                                                   ---------         -----------

ASSETS
 Investments at market value
   (Identified cost $10,397,756 and $5,846,305
   respectively) (NOTE 1)                      $  10,627,701        $  5,503,267
 Cash                                                515,769             114,691
 Dividends and interest receivable                   132,500                   -
                                               -------------        ------------
 TOTAL ASSETS                                     11,275,970           5,617,958
                                               -------------        ------------

LIABILITIES
 Accrued expenses                                      7,701               5,975
                                               -------------        ------------

NET ASSETS
 (500 million shares of $.01 par value common stock
 authorized; 1,085,439 and 530,942 shares issued
 and outstanding, respectively)                $  11,268,269        $  5,611,983
                                               =============        ============

NET ASSET VALUE, OFFERING AND REPURCHASE
 PRICE PER SHARE
 ($11,268,269  /  1,085,439 shares)                   $10.38
                                                      ======
 ($5,611,983  /     530,942 shares)                                       $10.57
                                                                          ======

NET ASSETS
 At November 30, 2004  net assets consisted of:
   Paid-in capital                             $  11,137,394        $  6,561,259
   Undistributed net investment income               436,304                   -
   Accumulated net realized gain (loss) on
    investments                                    (535,374)           (606,238)
   Net unrealized appreciation (depreciation)        229,945           (343,038)
                                               -------------        ------------
                                               $  11,268,269        $  5,611,983
                                               =============        ============

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     DIVERSIFIED
                                                    INCOME            MANAGEMENT
                                                   PORTFOLIO          PORTFOLIO
                                                   ---------         -----------

INVESTMENT INCOME
 Interest income                               $     614,661        $      1,785
 Dividends                                            44,167              41,483
                                               -------------        ------------
   TOTAL INCOME                                      658,828              43,268
                                               -------------        ------------

EXPENSES
 Investment advisory fees (NOTE 3)                    68,505              54,526
 Transfer agent fees (NOTE 3)                         47,308              23,488
 Professional fees
   Audit fees                                         11,000               8,000
   Legal fees                                         23,500              16,275
 Custody fees                                          5,474               1,200
 Directors' fees                                       4,000               4,000
 Miscellaneous                                         3,818               3,492
 Insurance                                             1,666               1,000
 Registration                                          1,735               1,675
                                               -------------        ------------
   TOTAL EXPENSES                                    167,006             113,656
                                               -------------        ------------
    NET INVESTMENT INCOME (LOSS)                     491,822            (70,388)
                                               -------------        ------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) from
  security transactions                             (154,664)          (235,249)
 Capital gain distributions from
  regulated investment companies                           -               6,514
 Change in unrealized appreciation
  (depreciation) of investments                       84,729             802,399
                                               -------------        ------------
    NET GAIN (LOSS) ON INVESTMENTS                  (69,935)             573,664
                                               -------------        ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                  $     421,887        $    503,276
                                               =============        ============

THE CROWLEY PORTFOLIO GROUP, INC.
INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------

                                                               YEAR ENDED            YEAR ENDED
                                                               NOVEMBER 30,         NOVEMBER 30,
                                                                   2004                 2003
                                                               ------------         ------------

INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
   Net investment income                                       $    491,822         $    554,138
   Net realized gain (loss) on investments                        (154,664)            (191,605)
   Net change in unrealized appreciation
    (depreciation) of investments                                    84,729              641,661
                                                               ------------         ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             421,887            1,004,194

 DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     ($.50 and $.56 per share, respectively)                      (553,665)            (610,198)

 CAPITAL SHARE TRANSACTIONS (a)
   Increase (decrease) in net assets resulting
   from capital share transactions                                 (58,567)             (36,746)
                                                               ------------         ------------

     TOTAL INCREASE (DECREASE) IN NET ASSETS                      (190,345)             357,250

NET ASSETS
 Beginning of Year                                               11,458,614           11,101,364
                                                               ------------         ------------
 END OF YEAR
   (Including undistributed net investment income of
   $436,304 and $498,147, respectively)                        $ 11,268,269         $ 11,458,614
                                                               ============         ============

(a) Summary of capital share activity follows:

                                                        YEAR ENDED                      YEAR ENDED
                                                     NOVEMBER 30, 2004             NOVEMBER 30, 2003
                                                    -------------------           --------------------
                                                    SHARES          VALUE           SHARES        VALUE
                                                    ------          -----           ------        -----

Shares sold                                          21,570       $ 226,319          22,041     $ 214,198
Shares issued in reinvestment of distributions       54,699         551,366          62,449       607,624
                                                     ------       ---------          ------     ---------
                                                     76,269         777,685          84,490       821,822
Shares redeemed                                     (81,933)       (836,252)        (84,781)     (858,568)

   NET DECREASE                                      (5,664)      $ (58,567)           (291)    $ (36,746)
                                                     =======      ==========        ========    ==========

THE CROWLEY PORTFOLIO GROUP, INC.
DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                               YEAR ENDED            YEAR ENDED
                                                               NOVEMBER 30,         NOVEMBER 30,
                                                                   2004                 2003
                                                               ------------         ------------

INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
   Net investment income (loss)                                $    (70,388)        $    (54,174)
   Net realized gain (loss) on investments                         (235,249)            (184,463)
   Capital gain distributions from regulated investment companies     6,514               15,691
   Net change in unrealized appreciation (depreciation)
     of investments                                                 802,399              900,448
                                                               ------------         ------------
   NET INCREASE  IN NET ASSETS RESULTING FROM OPERATIONS            503,276              677,502

 CAPITAL SHARE TRANSACTIONS (a)
   Increase (decrease) in net assets resulting from capital
     share transactions                                            (125,802)             (93,519)
                                                               ------------         ------------
     TOTAL INCREASE  IN NET ASSETS                                  377,474              583,983

NET ASSETS
 Beginning of year                                                5,234,509            4,650,526
                                                               ------------         ------------
 END OF YEAR                                                   $  5,611,983         $  5,234,509
                                                               ============         ============

(a) Summary of capital share activity follows:

                                        YEAR ENDED                     YEAR ENDED
                                     NOVEMBER 30, 2004             NOVEMBER 30, 2003
                                     -----------------             -------------------
                                   SHARES         VALUE           SHARES         VALUE
                                   ------         -----           ------         -----

       Shares sold                43,553     $   438,251           28,740     $   265,207
       Shares redeemed           (58,132)       (564,053)         (43,809)       (358,726)
                                --------     -----------         --------     -----------
          NET DECREASE           (14,579)    $  (125,802)         (15,069)    $   (93,519)
                                =========    ============        =========    ============

THE CROWLEY PORTFOLIO GROUP, INC.
INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                 YEAR ENDED NOVEMBER 30,
                                       ---------------------------------------------
                                         2004     2003     2002     2001     2000
                                         ----     ----     ----     ----     ----

NET ASSET VALUE
 Beginning of year                       $10.50   $10.17   $10.68   $10.38   $10.56
                                       -------- -------- -------- -------- --------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income                      .44      .51      .58      .65      .71
 Net gains (losses) on securities
   (both realized and unrealized)          (.06)     .38     (.43)     .34     (.19)
                                       -------- -------- -------- -------- --------
   TOTAL FROM INVESTMENT OPERATIONS         .38      .89      .15      .99      .52
                                       -------- -------- -------- -------- --------

LESS DISTRIBUTIONS
 Dividends (from net investment income)    (.50)    (.56)    (.66)    (.69)    (.70)
                                       -------- -------- -------- -------- --------
 Distributions (from realized
   capital gains)                             -        -        -        -        -
                                       -------- -------- -------- -------- --------
 TOTAL DISTRIBUTIONS                       (.50)    (.56)    (.66)    (.69)    (.70)
                                       -------- -------- -------- -------- --------
NET ASSET VALUE
 End of year                             $10.38   $10.50   $10.17   $10.68   $10.38
                                       ======== ======== ======== ======== ========

TOTAL RETURN                               3.76%    9.19%    1.45%   10.08%    5.32%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000 omitted)  $11,268  $11,459  $11,101  $11,242  $10,724

 Ratio of expenses to average net assets   1.47%    1.43%    1.41%    1.39%    1.37%
 Ratio of net investment income to average
   net assets                              4.32%    4.85%    5.65%**  6.20%    6.79%

 Portfolio turnover rate                  34.71%   51.07%   32.28%   30.12%    1.38%

**   As  required,  effective  December  1,  2001,  the  Fund  has  adopted  the provisions of the AICPA Audit and Accounting Guide for Investment Companies
     and began amortizing discount and premium on debt securities.  Had the Fund not amortized  discount and premium on debt  securities as  adjustments  to interest income,  the net investment  income per share would have been $.57 and the ratio of net  investment  income to average  net assets  would have been  5.59%.  Per share and ratios  prior to December 1, 2001 have not been restated to reflect this change in presentation.

THE CROWLEY PORTFOLIO GROUP, INC.
DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                 YEAR ENDED NOVEMBER 30,
                                       ---------------------------------------------
                                         2004     2003     2002     2001     2000
                                         ----     ----     ----     ----     ----
NET ASSET VALUE
 Beginning of year                        $9.60    $8.30   $10.20   $13.21   $14.40
                                       -------- -------- -------- -------- --------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)              (.13)    (.10)    (.09)     .12      .06
 Net gains (losses) on securities
   (both realized and unrealized)          1.10     1.40    (1.81)   (2.39)    (.91)
                                       -------- -------- -------- -------- --------
   Total from investment operations         .97     1.30    (1.90)   (2.27)    (.85)
                                       -------- -------- -------- -------- --------

LESS DISTRIBUTIONS
 Dividends (from net investment income)       -        -        -     (.15)    (.16)
                                       -------- -------- -------- -------- --------
 Distributions (from realized capital gains)  -        -        -     (.59)    (.18)
                                       -------- -------- -------- -------- --------
 TOTAL DISTRIBUTIONS                          -        -        -     (.74)    (.34)
                                       -------- -------- -------- -------- --------

NET ASSET VALUE
 End of year                             $10.57    $9.60    $8.30   $10.20   $13.21
                                       ======== ======== ======== ======== ========

TOTAL RETURN                              10.10%   15.66%  (18.63)% (18.31)%  (6.20)%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000 omitted)   $5,612   $5,235   $4,651   $5,495   $6,573
 Ratio of expenses to average net assets   2.10%    2.01%    1.89%    1.81%    1.86%
 Ratio of net investment income (loss)
   to average net assets                  (1.30%)  (1.19)%  (1.06)%    .98%     .39%
 Portfolio turnover rate                  11.60%    3.76%    1.75%    6.81%   15.36%

THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2004
--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Crowley  Portfolio Group, Inc. (the "FUND") was organized as a Maryland corporation on August 15, 1989, and is an open-end  diversified  investment company  currently  offering  two  series of  shares:  The  Crowley  Income
     Portfolio,  and  The  Crowley  Diversified  Management  Portfolio  (each  a
     "PORTFOLIO").

     The  objective  of The Crowley  Income  Portfolio  is to  maximize  current income,  consistent with prudent risk, i.e.,  reasonable risk to principal.
     The objective of The Crowley Diversified Management Portfolio is high total return  consistent with reasonable  risk. The Portfolios will use a variety of  investment  strategies in an effort to balance  portfolio  risks and to hedge market risks.  There can be no assurance  that the  objectives of the
     Portfolios will be achieved.

     SECURITY VALUATION
     Portfolio securities which are fixed income securities, are valued by using market quotations,  prices provided by market-makers or estimates of market values  obtained from yield data relating to instruments or securities with similar characteristics,  in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in  regulated  investment  companies  are valued at the net asset value per share as quoted by the National  Association  of Securities  Dealers,  Inc.
     Money market securities with remaining  maturities of less than 60 days are valued on the  amortized  cost basis as  reflecting  fair value.  All other securities  are valued at their fair value as  determined  in good faith by the Board of Directors.

     FEDERAL INCOME TAXES
     The  Portfolios  intend to comply  with the  requirements  of the  Internal
     Revenue Code necessary to qualify as regulated  investment companies and as such will not be subject  to  federal  income  taxes on  otherwise  taxable income  (including  net realized  capital  gains) which is  distributed  to shareholders.  At November 30, 2004,  the Crowley  Income  Portfolio  had a
     capital loss  carry-forward  for Federal income tax purposes of $506,501 of which $47,021 in 2005,  $53,119 in 2006,  $24,748 in 2008, $12,666 in 2009,
     $51,551 in 2010,  $184,731 expires in 2011 and $132,665 expires in 2012. At
     November 30, 2004,  the Crowley  Diversified  Management had a capital loss carry forward for Federal  income tax purposes of $606,238 of which $74,524 expires in 2009,  $134,207  expires in 2010,  $168,772 expires in 2011, and
     $228,735 expires in 2012.

THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

NOVEMBER 30, 2004
--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
     As is common in the industry,  investment and shareholder  transactions are recorded on trade date.  The Fund  determines  the gain or loss recorded on trade  date.  The  Fund  determines  the  gain or loss  realized  from  the investment transactions by comparing the cost of the security lot sold with the net sales  proceeds.  Dividend  income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized  on an accrual  basis.  Discounts  and  premiums  on  securities purchased are amortized over the life of the respective security.

     USE OF ESTIMATES IN FINANCIAL STATEMENTS
     In preparing financial statements in conformity with accounting  principles generally  accepted  in the  United  States of  America,  management  makes estimates and  assumptions  that affect the reported  amounts of assets and liabilities  at the  date  of the  financial  statements,  as  well  as the reported  amounts of revenues and  expenses  during the  reporting  period.
     Actual results could differ from those estimates.

     RECLASSIFICATIONS
     Accounting  principles  generally  accepted in the United States of America require certain components of net assets be reclassified  between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. As of November 30, 2004, The Crowley Diversified
     Management  Portfolio  decreased  paid in capital by $70,388 and  decreased loss on net investment by $70,388.

     RESTRICTIONS REGARDING CASH ASSETS
     Other  than  those  restrictions  imposed  on  the  Fund  pursuant  to  the
     Investment  Company Act of 1940, as amended (the "1940 Act"),  there are no restrictions  with  respect  to cash  assets  held by the  Portfolios.  Any investment of such cash assets by a Portfolio is subject to the Portfolio's investment objective, investment strategies and investment restrictions.

THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

NOVEMBER 30, 2004
--------------------------------------------------------------------------------

(2)  DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     The tax character of distributions  paid during the year ended November 30,
     2004 and November 30, 2003 are as follows:

                                                        2004         2003
                                                        ----         ----
Income Portfolio
     Distributions from ordinary income               $553,665      $610,198

     Distributions from long-term capital gains       $      -      $      -

Diversified Management Portfolio
     Distribution from ordinary income                $      -      $      -
     Distribution from long-term capital gains        $      -      $      -

     In order to comply with certain  provisions of the Internal Revenue Code of
     1986, as amended,  and to avoid  imposition of the excise tax applicable to regulated investment  companies,  the Fund intends to declare as dividends, in each  calendar  year,  at least 98% of the Fund's net  realized  capital gains plus undistributed amounts, if any, from prior years.

     As of November 30, 2004, the components of distributable  earnings on a tax basis were as follows:

Income Portfolio
    Undistributed ordinary income                                     $  478,505
    Capital loss carryforwards                                          (506,501)
    Unrealized appreciation (depreciation) of securities                 158,871
                                                                      ----------

                                                                      $  130,875
                                                                      ==========
Diversified Portfolio
    Undistributed ordinary income                                     $        -
    Capital loss carryforwards                                          (606,238)
    Unrealized appreciation (depreciation) of securities                (343,038)
                                                                      ----------
                                                                      $ (949,276)
                                                                      ==========

     The difference between book basis and tax basis unrealized  appreciation is attributable primarily to amortization of premium/discount on bonds for The
     Crowley Income Portfolio.

THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

NOVEMBER 30, 2004
--------------------------------------------------------------------------------

(3)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Crowley & Crowley Corp. (the  "ADVISOR")  provides the Fund with management and administrative services pursuant to a Management Agreement.

     As  compensation  for its services,  the Advisor  receives a fee,  computed daily and payable  monthly,  at the annualized  rate of .60% of the average daily net assets of The  Crowley  Income  Portfolio  and 1% of the  average daily net  assets of The  Crowley  Diversified  Management  Portfolio.  The
     Advisor pays all expenses incurred by it in rendering  management  services to the  Fund  including  the  costs  of  accounting,  bookkeeping  and data processing  services provided in its role as administrator.  The Portfolios bear their  costs of  operations,  which  include,  but are not limited to:
     advisory  fees,  taxes,   brokerage  fees,  accounting  fees,  legal  fees,
     custodian and auditing  fees, and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreement.

     The  Crowley  Financial  Group,  Inc.  ("TCFG")  serves  as  the  Portfolio shareholders' servicing agent. As shareholder servicing agent, TCFG acts as the Transfer,  Dividend  Disbursing and Redemption Agent to the Portfolios.
     As  compensation  for its services,  TCFG receives a fee computed daily and payable  monthly,  at the annualized  rate of .40% of the average daily net assets of each Portfolio.  In addition,  TCFG receives  nominal per account fees in the  amount  of  $2.50  per  account  per  quarter  and  $2.00  per distribution  (e.g.,  capital  gain  distribution).  During  the year ended
     November 30, 2004, TCFG earned fees of $47,308 and $23,488 from The Crowley
     Income Portfolio and Diversified Management Portfolio, respectively.

     Crowley  Securities  serves as distributor  of the Fund's  shares.  Certain officers and  directors of the Fund are also  officers of Crowley & Crowley
     Corp., Crowley Securities and The Crowley Financial Group, Inc.

(4)  PURCHASES AND SALES OF SECURITIES

     Purchases  and sales of  securities,  other  than  short-term  investments, aggregated  $3,662,547 and $4,148,716  respectively,  in The Crowley Income
     Portfolio  and  $600,000  and  $741,829,   respectively,   in  The  Crowley
     Diversified Management Portfolio.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
The Crowley Portfolio Group, Inc.
Wilmington, Delaware 19808

We have audited the  accompanying  statements of assets and  liabilities  of The
Crowley Income Portfolio and The Crowley Diversified Management Portfolio,  each a series of  shares  of  common  stock of The  Crowley  Portfolio  Group,  Inc., including the portfolios of investments as of November 30, 2004, and the related statements of operations  for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial  highlights are the  responsibility  of the Portfolios'
management.  Our  responsibility  is to express  an  opinion on these  financial statements and financial highlights based on our audits.

We conducted our audits in accordance  with the standards of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and  perform  the  audits to  obtain  reasonable  assurance  about  whether  the financial statements and financial highlights are free of material misstatement.
An audit includes  examining,  on a test basis,  evidence supporting the amounts
and   disclosures  in  the  financial   statements.   Our  procedures   included
confirmation of securities owned as of November 30, 2004 by correspondence  with the custodian.  An audit also includes assessing the accounting  principles used and significant estimates made by management,  as well as evaluating the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of The
Crowley Income Portfolio and The Crowley Diversified  Management Portfolio as of
November  30,  2004,  the results of their  operations  for the year then ended, changes in their net assets for each of the two years in the period  then ended, and the  financial  highlights  for each of the five  years in the  period  then ended, in conformity with accounting principles generally accepted in the United
States of America.

Tait, Weller & Baker
Philadelphia, Pennsylvania
December 8, 2004

                               BOARD OF DIRECTORS

The Board of Directors of the Fund consists of six individuals, four of whom are not  "interested  persons" of the Fund as than term is defined in the Investment
Company Act of 1940,  as amended  (the "1940  Act").  The  Directors  review the actions  of the  officers  and  decide on  general  policy.  The  Directors  are fiduciaries  for the Fund's  shareholders  and are  governed  by the laws of the state of Maryland in this regard.

Directors who are deemed to be  "interested  persons" of the Fund,  i.e.,  those
Directors who are affiliated with the Investment Advisor or the Distributor,  do
not  receive  any  compensation   from  the  Fund.  The  names,   addresses  and
occupational  history of the  Directors  and  principal  executive  officers are listed below.

INTERESTED DIRECTORS/1/
------------------------- ------------- ------------ ----------------------------------------- ------------
                                                                                                NUMBER OF
                                         TERM OF                                               PORTFOLIOS
                                         OFFICE/2/                                               IN FUND
                           POSITION(S)  AND LENGTH                                               COMPLEX
NAME, ADDRESS AND (DATE     HELD WITH     OF TIME     PRINCIPAL OCCUPATION DURING PAST           OVERSEEN
       OF BIRTH)               FUND       SERVED               FIVE YEARS                      BY DIRECTOR
------------------------- ------------- ------------ ----------------------------------------- ------------
Robert A.  Crowley/1/     President,    Since        Vice President, Crowley & Crowley Corp.        2
3201-B Millcreek Road     Treasurer,    Inception    (financial planning and registered
Wilmington, DE 19808      and Director               investment advisor) (formerly Crowley
(March 15, 1958)                                     Planning & Management Corp.) from
                                                     November, 1986 until present; Vice
                                                     President, The Crowley
                                                     Financial Group, Inc. (financial
                                                     management firm and transfer agent)
                                                     from February, 1990 to present; Vice
                                                     President, Crowley Real Estate
                                                     Services, Inc. from September, 1986
                                                     until present; General Partner, Crowley
                                                     Securities (registered broker-dealer)
                                                     from February, 1985 until present;
                                                     Partner, Crowley Insurance, (insurance
                                                     brokerage) July, 1986 until present.
------------------------- ------------- ------------ ----------------------------------------- ------------
Frederick J. Crowley,     Vice          Since        President, Crowley & Crowley Corp.             2
Jr./1/                    President,    Inception    (financial planning and registered
3201-B Millcreek Road     Secretary                  investment advisor) (formerly Crowley
Wilmington, DE 19808      and Director               Planning and Management Corp.) from
(March 30, 1956)                                     November, 1986 until present; President
                                                     and Treasurer, The Crowley Financial
                                                     Group, Inc. (financial management firm
                                                     and transfer agent) from February, 1990
                                                     to present; Vice President, Crowley
                                                     Real Estate Services, Inc. (real estate
                                                     brokerage) from September, 1986 until
                                                     present; General Partner, Crowley
                                                     Securities (registered broker-dealer)
                                                     from February, 1985 until present;
                                                     Partner, Crowley Insurance (insurance
                                                     brokerage) July, 1985 until present.
------------------------- ------------- ------------ ----------------------------------------- ------------

INDEPENDENT DIRECTORS
------------------------- ------------- ------------ ----------------------------------------- ------------
                                                                                                NUMBER OF
                                         TERM OF                                               PORTFOLIOS
                                         OFFICE/2/                                               IN FUND
                           POSITION(S)  AND LENGTH                                               COMPLEX
NAME, ADDRESS AND (DATE     HELD WITH     OF TIME     PRINCIPAL OCCUPATION DURING PAST           OVERSEEN
       OF BIRTH)               FUND       SERVED               FIVE YEARS                      BY DIRECTOR
------------------------- ------------- ------------ ----------------------------------------- ------------
William O.  Cregar        Director      Since        Retired.  Formerly Security Director,          2
4556 Simon Road                         Inception    E.I. duPont de Nemours & Co.
Wilmington, DE 19803                                 (manufacturer of chemicals and related
(May 2, 1925)                                        products), until December, 1990.
------------------------- ------------- ------------ ----------------------------------------- ------------
Bruce A.  Humphries       Director      Since        Operations Senior Manager, Dade                2
33 Stonewold Way                        Inception    Behring, Inc. (manufacture of clinical
Greenville, DE 19807                                 diagnostic instruments), 1998 to
(August 28, 1947)                                    Present; Operations Planning Manager
                                                     for Virology Business, E.I. duPont de
                                                     Nemours & Co. (manufacturer of
                                                     chemicals and related products), 1986
                                                     to 1997.
------------------------- ------------- ------------ ----------------------------------------- ------------
Daniel J.  Piscitello     Director      Since        Assistant Vice President of Creative           2
3933 Branches Lane                      Inception    Services, Lenox Collections
Doylestown, PA 18901                                 (manufacturer of tableware and
(November 5, 1941)                                   collectibles), 1996 to Present.
------------------------- ------------- ------------ ----------------------------------------- ------------
Peter Veenema             Director      Since        Senior Research Engineer, E.I.  duPont         2
1211 Norbee Drive                       Inception    de Nemours (manufacturer of chemicals
Wilmington, DE 19803                                 and related products), 1996 to Present.
(May 25, 1949)
------------------------- ------------- ------------ ----------------------------------------- ------------

/1/ Robert A.  Crowley  and  Frederick  J.  Crowley  are  brothers  and each are considered  to be an  "interested  person" of the Fund under the 1940 Act due to their  positions as officers of Crowley and Crowley  Corp.,  which is the Fund's investment  advisor,  and General Partners of Crowley  Securities,  which is the
Fund's distributor.
/2/ Each  Director and officer  shall hold office until his or her  successor is elected and qualified.

                              FOR MORE INFORMATION

This  Annual  Report is  intended  for the  Fund's  shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund  Prospectus.  To receive a free copy of the Prospectus of Statement of Additional Information,  or to request additional information about the Fund, please contact us at (302) 994-4700.

The Fund's  Prospectus  sets forth details about charges,  expenses,  investment objectives,  and operating  policies of the Fund. You should read the Prospectus carefully  before you invest.  The figures in this Annual Report  represent past results,  which are not a guarantee of future results.  The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

You can review and copy information  about the Fund at the Public Reference Room of the U.S.  Securities and Exchange  Commission ("SEC") in Washington,  D.C. To
find out about this public service, call the SEC at (202) 942-8090.  Information about the Fund is also available on the SEC's website, www.sec.gov.

DISCLOSURE OF PORTFOLIO SECURITIES AND PROXY VOTING POLICIES

The Fund files its complete  schedule of portfolio  holding with the SEC for the first and third  quarters  of each fiscal year on Form N-Q. A copy of the Fund's
Form N-Q, as well as a  description  of the fund's  proxy  voting  policies  and procedures:  (i) is available without charge, upon request, by calling (collect)
(302) 994-4700;  and (ii) is available on the SEC's website at  www.sec.gov.  In addition,  you may obtain a free  report on how the Fund voted the  proxies  for securities  it owned  during the 12 months  ended on June 30 by calling the Fund
(collect)  at  (302)  994-4700  or  by  logging  on  to  the  SEC's  website  at
www.sec.gov.

ITEM 2: CODE OF ETHICS. The Crowley Portfolio Group, Inc. (the "Registrant") has
adopted a code of ethics that applies to the  Registrant's  principal  executive officer and principal  financial  officer, a copy of which is attached hereto as
Exhibit  A. The  Registrant  has not made any  amendments  to its code of ethics during the period  covered by this report.  The  Registrant  has not granted any waivers from any  provisions of the code of ethics during the period  covered by this report.

ITEM 3: AUDIT COMMITTEE  FINANCIAL EXPERT.  The Registrant's  Board of Directors
has determined that the Registrant  does not have an audit  committee  financial expert  serving  on its  Audit  Committee.  The  Board of  Directors  based  its determination  with respect to not having an audit  committee  financial  expert serving on its Audit Committee on the following factors:

     (a) The Registrant is relatively small in size and has approximately  $16.9 million in assets,  which reduces the complexity of the financial operations and conditions of the Registrant.  In addition, the Registrant's small size makes it more  prohibitive  to incur the added  expenses of  identifying  and electing an additional Director who would,  without question,  fully meet the qualifications of an audit  committee  financial  expert and would be willing to serve,  as the current Directors do, with limited compensation.

     (b) The  Registrant's  Board of Directors also considered  several factors,
including  the  Fund's   shareholder   base  and  distribution   channels,   the
Registrant's  portfolio holdings,  the Audit Committee's unimpeded access to the
Registrant's  auditor  and the  qualifications  of the  current  members  of the
Committee.  In addition,  the Board of  Directors  considered  the  longevity of service  for each  member of the Audit  Committee,  which  generally  covers the
Registrant's 15-year operating history.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The Registrant has engaged its principal  accountant to perform audit  services, audit-related  services,  tax  services and other  services  during the past two fiscal years.  "Audit services" refer to performing an audit of the Registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal  years.  "Audit-related  services"  refer to the  assurance and related services by the principal  accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal  accountant for tax compliance,  tax advice,  and tax planning.
The following  table details the aggregate  fees billed for each of the last two fiscal years for audit fees,  audit-related fees, tax fees and other fees by the principal accountant.

----------------------------- ----------------- ----------------
                              FYE 11/30/2004    FYE 11/30/2003
----------------------------- ----------------- ----------------

Audit Fees                       $15,000           $15,000
Audit-Related Fees               $     0           $     0
Tax Fees                         $ 4,000           $ 4,000
All Other Fees                   $     0           $     0
----------------------------- ----------------- ----------------

The  Registrant's  Audit Committee has adopted an Audit  Committee  Charter that provides that the Audit  Committee  shall  approve,  prior to  appointment,  the engagement  of the  auditor to provide  audit  services  to the  Registrant  and non-audit  services  to the  Registrant,  its  investment  adviser or any entity controlling,  controlled by or under common control with the investment  adviser that provides  on-going  services to the Registrant,  if the engagement  relates directly to the operations and financial reporting of the Registrant. All of the principal  accountant's  hours  spent on  auditing  the  Registrant's  financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following  table  indicates  that there were no non-audit fees billed by the
Registrant's  accountant for services to the Registrant and to the  Registrant's investment adviser for the last two fiscal years.

---------------------------------- --------------- ---------------
Non-Audit Related Fees             FYE 11/30/2004  FYE 11/30/2003
---------------------------------- --------------- ---------------

Registrant                               $0              $0
Registrant's Investment Adviser          $0              $0
---------------------------------- --------------- ---------------

ITEM  5:  AUDIT  COMMITTEE  OF  LISTED  REGISTRANTS.   Item  not  applicable  to
Registrant, which is an open-end management investment company.

ITEM 6: SCHEDULE OF INVESTMENTS. The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7:  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES. Item not applicable to Registrant,  which is an open-end management investment company.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT  INVESTMENT COMPANIES.  Item
not  applicable  to  Registrant,  which  is an  open-end  management  investment company.

ITEM 9:  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.  Item not applicable to Registrant,  which is an open-end management investment company.

ITEM 10:  SUBMISSION  OF MATTERS TO A VOTE OF  SECURITY  HOLDERS.  There were no material changes to the procedures by which  shareholders may recommend nominees to the Registrant's Board of Directors.

ITEM 11: CONTROLS AND PROCEDURES.

(a) The  Registrant's  President/Chief  Executive  Officer  and  Treasurer/Chief
Financial Officer reviewed the Registrant's  disclosure  controls and procedures
(as  defined in Rule  30a-3(c)  under the  Investment  Company  Act of 1940 (the
"Act")) as of a date within 90 days of the filing of this report. Based on their review, the Registrant's  President/Chief  Executive Officer and Treasurer/Chief
Financial  Officer  determined that the procedures are  effectively  designed to ensure that  material  information  relating to the  Registrant is made known to them by others within the Registrant and by the Registrant's service providers.

(b) There were no changes in the  Registrant's  internal  control over financial reporting (as defined in Rule 30a-3(d)  under the Act) that occurred  during the
Registrant's last fiscal half-year that materially affected,  or were reasonably likely to materially  affect,  the Registrant's  internal control over financial reporting.

ITEM 12: EXHIBITS.

(a) The  code of  ethics  applicable  to the  Registrant's  principal  executive officer and principal financial officer is filed herewith.

(b) The  certifications  required by Rule 30a-2 under the Investment Company Act of 1940,  as amended,  and  Sections 302 of the  Sarbanes-Oxley  Act of 2002 are
filed herewith.

(c) The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       The Crowley Portfolio Group, Inc.

By:               /s/ Robert A. Crowley
                  ---------------------
Name:             Robert A. Crowley
Title:            President
Date:             January 28, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  Registrant and in the capacities and on the dates indicated.

Registrant:       The Crowley Portfolio Group, Inc.

By:               /s/ Robert A. Crowley
                  ---------------------
Name:             Robert A. Crowley
Title:            President (Principal Executive Officer)
Date:             January 28, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  Registrant and in the capacities and on the dates indicated.

Registrant:       The Crowley Portfolio Group, Inc.

By:               /s/ Robert A. Crowley
                  ---------------------
Name:             Robert A. Crowley
Title:            Treasurer (Principal Financial Officer)
Date:             January 28, 2005